Finance lease liability - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liability	$ 6,881	$ 6,997
Deferred gain on finance lease	2,982	3,398
Buildings
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liability	6,829	6,930
Machinery
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liability	$ 52	$ 67